Related party borrowings and receivables	12 Months Ended
Dec. 31, 2017
Related party borrowings and receivables
Related party receivables and borrowings

20. Related party borrowings and receivables

During the year ended December 31, 2017, a related party loan of €673 million, payable to ARD Group Finance Holdings S.A. (a subsidiary of the Group’s intermediate parent company), was converted into 86,154 Class B common shares in accordance with the terms of the loan agreement (Note 16). Following the conversion, the related party borrowings at December 31, 2017 were €nil (December 31, 2016: €673 million).

During the year ended December 31, 2016, a related party loan of €404 million, was repaid in full, owed by the Group’s immediate parent, ARD Finance S.A.